Accounting information and policies - Narrative (Details) € in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2022 EUR (€) business_group	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 division	Dec. 31, 2021 cash_generating_unit	Dec. 31, 2021 divisions	Nov. 29, 2020 Company	Nov. 28, 2020 Company
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Number of parent companies | Company						1	2
Number of business groups | business_group	5
Number of cash generating units | cash_generating_unit				11
Number of divisions included in cash generating units			3		3
Revenue contribution by Russian business, percentage		1.40%
Net profit contribution by Russian business, percentage		2.00%
Russia
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Assets (liabilities) | €	€ 900	€ 900